4. Income taxes (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 USD ($)
Income before income taxes | $		$ (1,904)		$ (879)		$ (157)
Computed tax using respective companies’ statutory tax rates	¥ (177)		¥ (194)		¥ (49)
Change in valuation allowances	455		93		124
Under(over) -provision for income tax in prior years	(69)		0		0
Non deductible expenses	(256)		119		(2)
Total provision for income tax at effective tax rate	(47)		18		73
ZHEJIANG JIAHUAN
Income before income taxes	5,797		5,194		2,327
Computed tax using respective companies’ statutory tax rates	1,119		1,299		582
Under(over) -provision for income tax in prior years	189		(278)		0
Tax effect on revenue not subject to tax	(447)		(537)		(20,983)
Non deductible expenses	0		0		20,455
Others	0		0		(35)
Total provision for income tax at effective tax rate	861		484		19
ZHEJIANG TIANLAN
Income before income taxes	24,927		14,776		7,961
Computed tax using respective companies’ statutory tax rates	3,767		2,216		1,194
Under(over) -provision for income tax in prior years	0		(2,418)		(123)
Temporary differences	(177)		1,575		(445)
Tax effect on revenue not subject to tax	(1,068)		(695)		(242)
Non deductible expenses	596		90		2,279
Tax effect of unused tax losses not recognized	56		0		0
Total provision for income tax at effective tax rate	¥ 3,174		¥ 768		¥ 2,663